Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 11, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)

(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 40 (“PEA 40”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 42 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made to make non-material changes to the Trust’s Administrative Class, Institutional Class and Advisor Class and Class M prospectuses and Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009.

The Trust believes that PEA 40 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of PEA 40 limited to the disclosure items relating to incorporating changes to the Prospectuses and Statement of Additional Information in compliance with changes to Form N-1A, as discussed above. Selective review would serve to expedite the review process for the Trust as well as use the staff’s time more effectively.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

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